Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Dec. 31, 2023
Office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicle [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicle [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years